Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and Other Current Assets
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Deductible input value-added tax	46,689	29,567
Prepayment for promotion and advertising expense and other operation expenses	27,612	70,628
Other receivable related to exercise of employee options	—	94,264
Prepayment for 10th anniversary celebration events	25,188	—
Prepaid content cost	8,441	35,204
Interest income receivable	364	15,303
Rental and other deposits	10,583	19,336
Others	4,659	7,773
Total	123,536	272,075